Results of Segments	12 Months Ended
Dec. 31, 2021
Results of Segments
Results of Segments

Section C — Financial Results

This section provides insight into the financial results of SAP's reportable segments and of SAP overall as far as not already covered by previous sections. This includes but is not limited to segment results, income taxes, and earnings per share.

(C.1) Results of Segments

General Information

At year end 2021, SAP had five operating segments that are regularly reviewed by the Executive Board, which is responsible for assessing the performance of the Company and for making resource allocation decisions as our chief operating decision-maker (CODM). The operating segments are largely organized and managed separately according to their product and service offerings, notably whether the products and services relate to our services activities, experience management solutions, business process transformation offerings, or our customer experience portfolio of Emarsys, or cover other activities of our business.

Following organizational changes, and to further strengthen our cloud offerings and support the new cloud strategy, functions related to SAP’s travel management solutions in the Concur segment were mainly integrated into the Applications, Technology & Support segment and the Services segment. Hence, the Concur segment was dissolved.

The Applications, Technology & Support segment derives its revenues primarily from the sale of software licenses, support offerings, and cloud subscriptions (as far as not included in one of the other segments).

The Services segment covers most of SAP’s services activities. Revenues are mainly generated from the sale of various professional services, premium support services, implementation services for our software products, and education services on the use of our products. However, the services segment does not reflect the full services business, as other segments provide services as well.

In 2021, the finance and legal functions of Qualtrics were reintegrated into the Qualtrics segment. Additionally, the Clarabridge business, acquired by Qualtrics International Inc. in October 2021, was added to the Qualtrics segment accordingly (for more information, see Note (D.1)). The Qualtrics segment derives its revenues mainly from the sale of experience management cloud solutions that run front-office functions across experience data, and from the sale of related services. The figures of the Qualtrics segment of SAP and the financial results of Qualtrics International Inc. cannot be compared, notably due to different accounting standards.

The finance and information technology functions of the Emarsys segment have already been integrated into SAP’s corporate functions and therefore their expenses are not included in the Emarsys segment anymore. All other functions are still included in the Emarsys segment, which derives its revenues mainly from the sale of cloud-based customer experience offerings and from the sale of related services. Due to its size, Emarsys is not a reportable segment.

The acquisition of Signavio GmbH, combined with our business process intelligence unit, led to a new operating segment called Business Process Intelligence. The segment derives its revenues from the sale of business process transformation offerings from SAP and Signavio. Due to its size, Business Process Intelligence is not a reportable segment. For more information about the acquisition of Signavio GmbH, see Note (D.1).

The segment information for 2021 and the comparative prior periods were restated to conform with the new segment composition.

y Segment Reporting Policies

Our management reporting system, and hence our segment reporting system, reports our intersegment services as cost reductions and does not track them as internal revenue. Intersegment services mainly represent utilization of human resources of one segment by another segment on a project basis. Intersegment services are charged based on internal cost rates including certain indirect overhead costs but excluding a profit margin.

Most of our depreciation and amortization expense affecting segment profits is allocated to the segments as part of broader infrastructure allocations and is thus not tracked separately on the operating segment level. Depreciation and amortization expense that is directly allocated to the operating segments is immaterial in all segments presented.

Our management reporting system produces a variety of reports that differ by the currency exchange rates used in the accounting for foreign-currency transactions and operations, where both actual and constant currency numbers are reported to and used by our CODM. Reports based on actual currencies use the same currency rates as are used in our financial statements. Reports based on constant currencies report revenues and expenses using the average exchange rates from the previous year’s corresponding period.

We use an operating profit indicator to measure the performance of our operating segments. The measurement of operating segment revenues and results includes recurring revenue that is not recognized under IFRS due to fair value accounting for the contracts in effect at the time of the respective acquisitions. Starting in 2021, we no longer adjust our IFRS revenues. Due to immateriality, prior year revenue numbers continue to be based on our previous accounting policies. The accounting policies applied in the measurement of operating segment expenses and profit continue to differ as follows from the IFRS accounting principles used to determine the operating profit measure in our income statement:

-      The expense measures exclude:

◾
Acquisition-related charges such as amortization expense and impairment charges for intangibles acquired in business combinations and certain stand-alone acquisitions of intellectual property (including purchased in-process research and development) as well as sale/disposal gains and losses for these intangibles, settlements of pre-existing business relationships in connection with a business combination, and acquisition-related third-party expenses
◾
Share-based payment expenses
◾
Restructuring expenses

-      SAP headquarter functions which are exclusively managed on corporate level, such as finance, accounting, legal, human resources, global business operations, and corporate marketing, are not included in the results of our reportable segments.

Revenues and expenses of our operating but non-reportable segments, and the certain activities managed on corporate level, as outlined above, are presented under the Other revenue and Other expenses items in the reconciliation in Note (C.2).

Information about assets and liabilities and additions to non-current assets by segment are not regularly provided to our Executive Board. Goodwill by segment is disclosed in Note (D.2).

Applications, Technology & Support

€ millions	2021		2020		2019
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	8,509	8,661	7,541	7,685	6,632
Software licenses	3,244	3,236	3,637	3,765	4,523
Software support	11,410	11,576	11,502	11,707	11,542
Software licenses and support	14,654	14,812	15,139	15,473	16,065
Cloud and software	23,163	23,473	22,680	23,157	22,696
Services	339	343	285	289	355
Total segment revenue	23,502	23,816	22,965	23,446	23,051
Cost of cloud	-2,685	-2,737	-2,315	-2,371	-2,147
Cost of software licenses and support	-1,716	-1,733	-1,757	-1,790	-1,910
Cost of cloud and software	-4,401	-4,470	-4,071	-4,161	-4,057
Cost of services	-406	-412	-393	-399	-421
Total cost of revenue	-4,808	-4,882	-4,464	-4,560	-4,478
Segment gross profit	18,694	18,934	18,500	18,887	18,573
Other segment expenses	-9,127	-9,216	-8,779	-8,953	-8,800
Segment profit	9,567	9,718	9,722	9,934	9,773

[1] The 2021 constant currency amounts are only comparable to 2020 actual currency amounts; 2020 constant currency amounts are only comparable to 2019 actual currency amounts.

Qualtrics

€ millions	2021		2020		2019
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	757	780	518	529	371
Cloud and software	757	780	518	529	371
Services	172	177	162	166	137
Total segment revenue	929	957	681	696	508
Cost of cloud	-65	-66	-43	-43	-33
Cost of software licenses and support	0	0	0	0	0
Cost of cloud and software	-65	-66	-43	-43	-33
Cost of services	-125	-128	-110	-112	-78
Total cost of revenue	-190	-194	-152	-155	-110
Segment gross profit	739	763	528	541	398
Other segment expenses	-696	-719	-533	-545	-407
Segment profit	44	44	-4	-5	-9

[1] The 2021 constant currency amounts are only comparable to 2020 actual currency amounts; 2020 constant currency amounts are only comparable to 2019 actual currency amounts.

Services

€ millions	2021		2020		2019
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	0	0	0	1	0
Software licenses	0	0	0	0	0
Software support	0	0	4	4	5
Software licenses and support	0	0	4	4	5
Cloud and software	0	0	5	5	5
Services	3,234	3,282	3,374	3,428	3,674
Total segment revenue	3,234	3,283	3,379	3,432	3,679
Cost of cloud	-78	-80	-74	-76	-62
Cost of software licenses and support	-18	-19	-32	-33	-54
Cost of cloud and software	-97	-99	-106	-109	-116
Cost of services	-2,035	-2,062	-2,209	-2,254	-2,579
Total cost of revenue	-2,131	-2,161	-2,315	-2,363	-2,695
Segment gross profit	1,102	1,122	1,063	1,070	983
Other segment expenses	-375	-379	-418	-427	-466
Segment profit	728	743	645	642	517

[1] The 2021 constant currency amounts are only comparable to 2020 actual currency amounts; 2020 constant currency amounts are only comparable to 2019 actual currency amounts.

Segment Revenue by Region

€ millions	EMEA			Americas			APJ			Total Segment Revenue
	2021		2020	2021		2020	2021		2020	2021		2020
	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual
	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency
Applications, Technology & Support	10,902	10,900	10,437	8,862	9,116	8,907	3,737	3,799	3,621	23,502	23,816	22,965
Qualtrics	153	157	97	690	711	528	86	89	55	929	957	681
Services	1,458	1,455	1,479	1,370	1,414	1,491	406	414	408	3,234	3,283	3,379
Total reportable segments	12,513	12,512	12,013	10,922	11,242	10,927	4,230	4,302	4,084	27,665	28,055	27,024

€ millions	EMEA			Americas			APJ			Total Segment Revenue
		2020	2019		2020	2019		2020	2019		2020	2019
	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency
Applications, Technology & Support	10,437	10,549	10,306	8,907	9,200	9,066	3,621	3,698	3,679	22,965	23,446	23,051
Qualtrics	97	99	68	528	540	403	55	56	37	681	696	508
Services	1,479	1,491	1,568	1,491	1,527	1,621	408	415	490	3,379	3,432	3,679
Total reportable segments	12,013	12,139	11,942	10,927	11,267	11,089	4,084	4,169	4,207	27,024	27,574	27,238

For a breakdown of revenue by region for the SAP Group, see Note (A.1).